GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS	GOODWILL AND INTANGIBLE ASSETSThe following is a summary of the changes in the carrying amount of goodwill, franchise rights and other and other intangible assets as of December 31,

	2022	2021
Goodwill	$21,142	$234,883

Other intangible assets
Franchise rights - indefinite life	$236,678	$282,350
Other intangibles	23,795	22,175
	260,473	304,525
Less: accumulated amortization	13,060	2,459
Intangible assets, net	$247,413	$302,066

The following is a summary of the changes in the carrying amount of goodwill by reporting unit during the years ended December 31, 2022 and 2021. In 2022, the Company recorded certain adjustments in the measurement period pertaining to intangible assets and goodwill.

	Powersports	Vehicle Logistics	Total
Balance at December 31, 2020	$—	$848	$848
RideNow acquisition	234,035	—	234,035
Balance at December 31, 2021	234,035	848	234,883
RideNow purchase accounting adjustments	(26,777)	—	(26,777)
Freedom Powersports acquisition	29,098	—	29,098
Other immaterial additions related to acquisitions	2,584	—	2,584
Impairment charges	(218,646)	—	(218,646)
Balance at December 31, 2022	$20,294	$848	$21,142

The following is a summary of the changes in the carrying amount of franchise rights during the years ended December 31, 2022 and 2021. All franchise rights were allocated to the Company’s powersports reporting unit during the years then ended.

Total
Balance at December 31, 2020	$—
RideNow acquisition	282,350
Balance at December 31, 2021	282,350
RideNow purchase price adjustments	14,542
Freedom Powersports acquisition	39,661
Other immaterial additions related to acquisitions	2,168
Purchase of Honda Franchise	487
Purchase of 4Wheels Franchise	3,100
Impairment charges	(105,630)
Balance at December 31, 2022	$236,678
During the year ended December 31, 2022, we changed the date of our annual impairment test for goodwill and indefinite-lived intangible assets from December 31st to October 1st. This voluntary change was made to better align the timing of the assessment with the Company’s planning and forecasting process that now incorporates the operations of the Freedom Entities and RideNow that were acquired in 2022 and 2021, respectively, and to give the Company additional time to complete the annual assessment in advance of year-end reporting. The Company commenced its annual impairment process as of October 1, 2022. In addition, the Company updated its quantitative impairment testing for goodwill and franchise rights, an indefinite-lived intangible asset as of December 31, 2022 because a triggering event was identified due to declines in the Company’s market capitalization and other factors occurring in the fourth quarter of 2022.
As part of the impairment testing process, the Company considered a number of factors including, but not limited to, current macroeconomic conditions such as inflation, economic growth, and interest rate movements, industry and market considerations, stock price performance (including performance relative to peers), and financial performance of the Company’s reporting units. The aggregate results of the Company’s fourth quarter assessments resulted in (i) noncash goodwill impairment charges of $26,039 to the Company’s automotive reporting unit presented in discontinued operations and $218,646 to the Company’s powersports reporting unit presented in continuing operations for the year ended December 31, 2022, and (ii) noncash franchise rights impairment charges of $105,630 to the Company’s powersports reporting unit.
Other definite-lived intangibles of $23,795 is primarily comprised of assets related to non-compete agreements as of December 31, 2022. The Company evaluates intangible assets for impairment at least annually, or when triggering events occur. No triggering events or impairment of non-compete agreements was noted as of December 31, 2022.
Estimated annual amortization expense related to other intangibles:

2023	$7,908
2024	2,658
2025	99
2026	—
2027	—
Thereafter	—
$10,665